Rate And Regulatory Matters (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended	60 Months Ended	0 Months Ended	3 Months Ended			3 Months Ended						3 Months Ended			1 Months Ended									1 Months Ended	12 Months Ended	1 Months Ended
	Nov. 30, 2012 design	Dec. 31, 2012 design	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2008 FERC Relicensing [Member] Taum Sauk Energy Center [Member]	Dec. 31, 2012 Union Electric Company [Member] New Nuclear Energy Center COL [Member]	Apr. 30, 2011 Union Electric Company [Member] FAC Prudence Review [Member]	Dec. 31, 2012 Union Electric Company [Member] FAC Prudence Review [Member]	Feb. 29, 2012 Union Electric Company [Member] FAC Prudence Review [Member]	Dec. 31, 2012 Union Electric Company [Member] Entergy Refund [Member]	Dec. 31, 2005 Union Electric Company [Member] Pending FERC Case [Member] Power Purchase Agreement With Entergy Arkansas [Member]	Jul. 13, 2011 Union Electric Company [Member] Final Rate Order [Member] Electric Distribution [Member]	Dec. 31, 2012 Union Electric Company [Member] Final Rate Order [Member] Electric Distribution [Member]	May 31, 2010 Union Electric Company [Member] Final Rate Order [Member] Electric Distribution [Member] account	Jan. 31, 2009 Union Electric Company [Member] Final Rate Order [Member] Electric Distribution [Member]	Dec. 31, 2012 Union Electric Company [Member] Final Rate Order [Member] MEEIA [Member] Electric Distribution [Member]	Jul. 13, 2011 Union Electric Company [Member] Accounting Authority Order Request [Member] FAC Prudence Review [Member]	Dec. 31, 2012 Ameren Illinois Company [Member] customer	Dec. 31, 2012 Ameren Illinois Company [Member] Wholesale Distribution Rate Case [Member]	Jan. 31, 2011 Ameren Illinois Company [Member] Wholesale Distribution Rate Case [Member]	Dec. 31, 2012 Ameren Illinois Company [Member] IEIMA [Member]	Dec. 31, 2012 Ameren Illinois Company [Member] IEIMA [Member] Smart Grid [Member]	Mar. 31, 2013 Ameren Illinois Company [Member] Final Rate Order [Member] IEIMA [Member] Electric Distribution [Member]	Dec. 31, 2012 Ameren Illinois Company [Member] Final Rate Order [Member] IEIMA [Member] Electric Distribution [Member]	Jan. 31, 2013 Ameren Illinois Company [Member] Pending Rate Case [Member] Gas Distribution [Member]	Dec. 31, 2012 ATXI [Member] Potential Transmission Project Investments Through 2019 [Member] project	Dec. 31, 2012 Energy Infrastructure Investments and Other Nonfuel Costs [Member] Union Electric Company [Member] Final Rate Order [Member] Electric Distribution [Member]	Dec. 31, 2012 Pension and Other Post-Employment Benefit Costs [Member] Union Electric Company [Member] Final Rate Order [Member] Electric Distribution [Member]	Dec. 31, 2012 Amortization of Regulatory Asset [Member] Union Electric Company [Member] Final Rate Order [Member] Electric Distribution [Member]	Dec. 31, 2012 Net Base Fuel Costs [Member] Union Electric Company [Member] Final Rate Order [Member] Electric Distribution [Member]	Jul. 13, 2011 Net Base Fuel Costs [Member] Union Electric Company [Member] Final Rate Order [Member] Electric Distribution [Member]	Dec. 31, 2012 FAC [Member] Union Electric Company [Member]	Dec. 31, 2012 Maximum [Member] Union Electric Company [Member] New Nuclear Energy Center COL [Member]	Jan. 31, 2013 Maximum [Member] Ameren Illinois Company [Member] Pending Rate Case [Member] Gas Distribution [Member]	Dec. 31, 2012 Minimum [Member] Union Electric Company [Member] New Nuclear Energy Center COL [Member]	Jan. 31, 2013 Minimum [Member] Ameren Illinois Company [Member] Pending Rate Case [Member] Gas Distribution [Member]	Dec. 31, 2012 Pending FERC Case [Member] Ameren Illinois Company [Member] customer
Rate And Regulatory Matters [Line Items]
Cash and cash equivalents		$ 184,000,000	$ 248,000,000	$ 538,000,000										$ 16,000,000	$ 21,000,000
Disallowed capitalized costs associated with rebuilt Taum Sauk energy center												89,000,000
Authorized increase in revenue from utility service												173,000,000	260,000,000	230,000,000		80,000,000											96,000,000	10,000,000	6,000,000	84,000,000	52,000,000
Number of industrial customers who received a stay from Circuit Court														4
Utility revenue increase requested																				11,000,000					50,000,000
Loss Contingency, Settlement Agreement, Number of Wholesale Customers																																					4
Number of Wholesale Customers																		9																			5
Rate of return on common equity													9.80%												10.40%
Percent of capital structure composed of equity													52.30%												51.80%
Rate base													6,800,000,000												1,100,000,000
Percentage of Fixed non-volumetric customer charge																																		85.00%		80.00%
Investments in Power and Distribution Projects, Number of Projects																										3
Energy Efficiency program spending																147,000,000
Number of years approved																3 years						10 years
Percentage of Project Lost Revenue Included in Rates																90.00%
Remaining Percentage of Projected Lost Revenue																10.00%
Incentive Award if Energy Efficiency Goals Are Achieved																19,000,000
Achieved Percentage of Energy Efficiency Earnings For Incentive Award																100.00%
Incentive Award if Energy Efficiency Goals Are Achieved, Period																3 years
Minimum Percentage of Energy Efficiency Goal Achievement For Company To Be Eligible For Incentive Award																70.00%
Sharing level for FAC													95.00%																			95.00%
Revenue requirement transferred from net fuel cost to other nonfuel costs													33,000,000
Request to defer fixed costs not recovered from Noranda, amount																	36,000,000
Revenue Requirement																							779,000,000	764,000,000
Authorized Decrease In Revenue From Utility Service																							55,000,000	15,000,000
Regulatory liabilities		1,589,000,000	1,502,000,000																		55,000,000
Time required to complete FAC prudence reviews, in months								18 months
Contested Amounts Under FAC							18,000,000		26,000,000
Current regulatory liabilities		100,000,000	133,000,000																8,000,000
Proceeds from Legal Settlements										31,000,000
Purchased power		780,000,000	952,000,000	1,122,000,000						24,000,000	25,000,000
Department of Energy, Investing Funding Support, Number of Small Modular Reactor Designs		2
Department of Energy, Investing Funding Support, Period		5 years
Department of Energy, Investing Funding Support, Number of Small Modular Reactor Designs Awarded	1
Other Nonoperating Income		70,000,000	68,000,000	88,000,000						5,000,000
Reduction To Under-recovered Asset										2,000,000
Number Of Years COL is Valid For																																			40 years
Interest Expense		391,000,000	387,000,000	415,000,000			1,000,000
Capital investments						$ 69,000,000																$ 360,000,000				$ 1,300,000,000							$ 100,000,000		$ 80,000,000
Number of years for proposed relicensing application filed with FERC					40 years